Summary of Significant Accounting Polices (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Information About Company Principal Subsidiaries

Below is the list of Company’s subsidiaries as of June 30, 2020:

	Ownership %
	June 30, 2020	December 31, 2019
Direct Interest:
Avon Products, Inc..	100.00	-
Natura Cosméticos S.A.	100.00	100.00
Natura &Co International S.à r.l. (1)	100.00	-

(1)     Natura &Co International S.à.r.l., was incorporated in 2020 under the laws of Luxembourg with the purpose of acquiring, managing and selling interests in domestic and foreign companies, other than raising and borrowing funds to other consolidated entities of the Company.